(cover)
(logo American Funds)
The right choice for the long term(SM)

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I
Semi-annual report for the six months ended January 31, 2003

(cover graphic lighthouse)

(inside cover)
The Tax-Exempt Fund of Maryland(R)
The Tax-Exempt Fund of Virginia(R)

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia are two of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia seek a high level of current income free from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2002 (the most recent calendar quarter):

  Class A shares                          1 year    5 years  10 years

  Reflecting 3.75% maximum sales charge
    The Tax-Exempt Fund of Maryland       +4.27%    +4.12%    +5.40%
    The Tax-Exempt Fund of Virginia       +4.87%    +4.43%    +5.51%

  At net asset value
    The Tax-Exempt Fund of Maryland       +8.31%    +4.92%    +5.80%
    The Tax-Exempt Fund of Virginia       +8.92%    +5.24%    +5.91%

Results for other share classes can be found on page 38. For the most current investment results, please refer to americanfunds.com. Please see inside back cover for important information about other share classes.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state's tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to Federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. Please consult your tax adviser.

Fellow shareholders:

The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia remained quiet ports in the storm during the turbulent six months ended January 31. They continued to provide stability and a solid level of income free from Federal as well as their respective state taxes.

The Maryland Fund's share price rose from $15.93 at the beginning of the period to $15.97 at the end; the Virginia Fund's price slipped from $16.57 to $16.56. The Maryland Fund paid income dividends of 31 cents a share plus a capital gain distribution of 2.2 cents a share. The Virginia Fund's dividends also totaled 31 cents a share and the Fund had a capital gain distribution of 3.5 cents a share. The capital gain distributions were both paid on November 21, 2002.

If, like most shareholders, you reinvested your distributions, your total return for the six-month period ended January 31 was 2.4% for the Maryland Fund and 2.0% for the Virginia Fund. The chart below highlights the Funds' annualized results over longer periods of time and against their respective Lipper averages.

                                               1 year    5 years  10 years

The Tax-Exempt Fund of Maryland                 +6.5%     +4.7%     +5.7%
Lipper Maryland Municipal Debt Funds Average    +6.4%     +4.5%     +5.6%
The Tax-Exempt Fund of Virginia                 +6.5%     +4.9%     +5.7%
Lipper Virginia Municipal Debt Funds Average    +6.0%     +4.4%     +5.6%

The Maryland Fund's tax-free income return with dividends reinvested was 1.99% and represented an annual rate of 3.98%, equal to 7.01% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 43.2%. If you took dividends in cash, your income return was 1.98%.

The Virginia Fund's tax-free income return with dividends reinvested was 1.88% and represented an annual rate of 3.76%, equal to 6.49% from a taxable investment if you are in the highest combined Federal and state tax bracket of 42.1%. If you took dividends in cash, your income return was 1.86%.

The Fed and the economy

On January 29, 2003, the Federal Reserve decided to keep the federal funds rate
- the interest rate that banks charge each other on overnight loans - at 1.25%, its lowest level in more than 41 years. (On November 6, 2002, the Fed had lowered the federal funds rate to 1.25% from 1.75%.) The Fed said that higher oil prices and geopolitical risks such as the confrontation with Iraq have fostered continued restraint on spending and hiring by businesses. But the Fed also said it expected those risks to lift over time. Productivity gains should help the economy.

The overall economy has improved at a slow rate. Highly rated municipal bonds benefited during the past six months from the continuing flight to quality. Most stock groups were damaged by uncertainty over tensions in Iraq and the fallout from continued overcapacity in the telecommunications and technology sectors. However, low inflation and interest rates, good consumer spending and a strong housing market are aiding the recovery.

Maryland and Virginia economies

The Maryland and Virginia economies are showing signs of reviving. In December 2002, Maryland reported positive job growth for the first time since late 2001. Virginia's job losses are slowing. On the negative side, both states are suffering declines in income tax and capital gains tax revenue as a result of the stock market decline.

Shareholder and board action

At the shareholders' meeting on November 21, 2002, three new Trustees were elected to the Board - Daniel J. Callahan III, Leonard P. Steuart, II and Jeffrey L. Steele. Stephen Hartwell and Stephen G. Yeonas retired from the Board of Trustees and, therefore, did not stand for re-election at the meeting. The board recognized their 16 years of loyal and distinguished service. The full results of the meeting appear on page 39 of this report. On December 19, the Board elected Katherine D. Ortega as a new independent Trustee. Ms.Ortega is a former Treasurer of the United States and has had extensive experience in banking and corporate governance.

Looking forward

It may be difficult for the Funds to match the strong gains of the past two years, which occurred in a period of sharply declining interest rates. If interest rates rise - as many experts expect - it's possible that investors could see the Funds' net asset values decline. Over time, however, rising rates will tend to boost the Funds' income return. We recommend that you take a long-term perspective on your municipal bond fund investments.

Sincerely,

(signature)              (signature)              (signature)
James H. Lemon, Jr.      Harry J. Lister          Jeffrey L. Steele
Chairman                 Vice Chairman            President

March 14, 2003

The Funds' 30-day yields for Class A shares as of February 28, 2003, reflecting the 3.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, were 2.94% for The Tax-Exempt Fund of Maryland and 2.84% for The Tax-Exempt Fund of Virginia. The Funds' distribution rates for Class A shares as of that date were 3.73% and 3.47%%, respectively. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities, while the distribution rate reflects the Funds' past dividends paid to shareholders. Accordingly, the Funds' SEC yields and distribution rates may differ.

The Tax-Exempt Fund of Maryland
January 31, 2003

(pie charts of Quality Diversification and Maturity Diversification showing pie segments with the following relative sizes)

Quality diversification:
Moody's/S&P ratings (best of either)<F1>
               Aaa/AAA                                            44.4%
               Aa/AA                                              22.8%
               A/A                                                 5.3%
               Baa/BBB                                             6.0%
               Lower than Baa/BBB                                 11.0%
               Cash and
               equivalents                                        10.5%

Maturity diversification:<F2>
               Under 1 year                                       10.5%
               1 to 10 years                                      73.4%
               10+ to 20 years                                    13.7%
               20+ to 30 years                                     1.6%
               30+ years                                            .8%

Average life<F3> 7.06 years

<F1> If ratings are not  available,  they are  assigned  by the Fund's  research analysts.
<F2> Securities are included at prerefunded dates, not maturity dates.
<F3> Average life more accurately reflects the potential impact of call options.
     Should no call options be exercised, the average maturity of the Maryland Fund is 9.21 years.

Investment portfolio                                                   unaudited
January 31, 2003

The Tax-Exempt Fund of Maryland
                                                             Principal    Market
                                                                amount     value
Fixed-income securities - 89.52%                                (000)     (000)
  Maryland
State Obligations
Community Dev. Administration, Dept. of Housing and
Community Dev.:
  Housing Rev. Bonds, Series 2002-B, AMT, 4.85% 2022            $2,000  $  1,982
  Residential Rev. Bonds, AMT:
    Series 1998-B:
      5.00% 2008                                                 1,610     1,729
      5.00% 2009                                                 1,680     1,789
    Series 2001-H:
      5.20% 2022                                                 1,000     1,016
      4.40% 2025                                                 1,000     1,048
  Single-family Program Bonds, First Series 1994, 5.80% 2009     2,000     2,037

Dept. of Transportation:
  Consolidated Transportation Bonds:
    Series 2002, 5.50% 2017                                      2,000     2,272
    Series 2003, 5.25% 2014<F1>                                  3,000     3,365
  Project Cert. of Part. (Mass Transit Administration Project),
  Series 2000, AMT, 5.00% 2008                                   1,420     1,558

Econ. Dev. Corp.:
  Lease Rev. Bonds:
    (Dept. of Transportation Headquarters Fac.), Series 2002:
      5.00% 2014                                                 1,755     1,891
      5.375% 2019                                                1,500     1,622
    (Montgomery County Town Square Parking Garage Project),
    Series 2002-A, 3.25% 2011                                    1,000       972
  Utility Infrastructure Rev. Bonds (University of Maryland,
  College Park Project), Series 2001, AMBAC insured:
    5.25% 2011                                                   3,425     3,831
    5.375% 2015                                                  2,230     2,430

Energy Fncg. Administration, Limited Obligation Solid Waste
Disposal Rev. Bonds (Wheelabrator Water Technologies
Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010            3,500     3,781
G.O. Bonds, State and Local Facs.:
  Second Series Loan:
    Series 1999-W, 5.00% 2011                                     500        546
    Series 1999-X, 5.25% 2012                                    2,000     2,220
    Series 2002-B, 5.25% 2009                                    1,000     1,124
  First Series Loan:
    Series 2000-H, 5.50% 2010                                    2,000     2,293
    Series 2001-H, 5.50% 2011                                    1,000     1,139

Health and Higher Educational Facs. Auth.:
  Anne Arundel Medical Center Issue, Rev. Bonds,
  Series 1998, FSA insured, 5.125% 2028                          1,000     1,014
  (Charity Obligated Group-Daughters of Charity National
  Health System), Hospital Rev. Bonds, Series 1997-D,
  4.60% 2026 (preref. 2003)                                      1,600     1,641
  Good Samaritan Hospital Issue, Rev. Bonds, Series 1993,
  5.70% 2009 (escrowed to maturity)                              1,000     1,147
  Howard County:
    General Hospital Acquisition Issue, Johns Hopkins
    Medicine, Rev. Bonds, Series 1998, MBIA insured,
    5.00% 2029                                                     500       504
    General Hospital Issue, Rev. Bonds, Series 1993
    (escrowed to maturity):
      5.50% 2013                                                 2,000     2,074
      5.50% 2021                                                 1,000     1,037
  Institute College of Art Issue, Rev. Bonds, Series 2001,
  5.50% 2032                                                     1,250     1,262
  Johns Hopkins University Issue, Rev. Ref. Bonds:
    Series 1998, 5.25% 2014                                      2,505     2,727
    Series 2001-A:
      5.00% 2011                                                 1,000     1,102
      5.00% 2013                                                 1,000     1,078
    Series 2002-A, 5.00% 2032                                    1,000     1,007
  Medlantic/Helix Issue, Rev. Bonds, Series 1998-B, AMBAC
  insured, 5.25% 2038                                            1,500     1,558
  Memorial Hospital of Cumberland Issue, Rev. Ref. Bonds,
  Series 1992, 6.50% 2010 (preref. 2004)                           750       803
  Mercy Medical Center Issue, Project and Rev. Ref. Bonds,
  Series 1996, FSA insured, 6.50% 2013                           2,000     2,391
  PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds
  (Heron Point of Chestertown), Series 1998-A:
    5.75% 2019                                                   1,500     1,490
    5.75% 2026                                                   1,640     1,606
  Roland Park Place Issue, Ref. and Project Rev. Bonds,
  Series 1999, 5.50% 2014                                          525       530
  Suburban Hospital Issue, Rev. Ref. Bonds, Series 1993,
  5.125% 2021                                                    1,500     1,506
  The Johns Hopkins Medical Institutions Parking Facs. Issue,
  Parking Rev. Bonds, Series 2001, AMBAC insured,
  5.00% 2034                                                       880       885
  University of Maryland Medical System Issue, Rev. Bonds,
  Series 2000, 6.75% 2030                                        2,000     2,186
Morgan State University, Academic Fees and Auxiliary Facs.
Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020           875       914

Northeast Maryland Waste Disposal Auth. Resource Recovery
Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998,
AMT, 5.00% 2012                                                  2,500     2,399

Transportation Auth.:
  Airport Parking Rev. Bonds, Baltimore/Washington
  International Airport Projects, Series 2002-B, AMT, AMBAC
  insured, 5.375% 2015                                           2,000     2,141
  Facs. Project, Transportation Facs. Projects Rev. Bonds,
  Series 1992, 5.80% 2006                                        1,000     1,131

University System, Auxiliary Fac. and Tuition Rev. Bonds:
  Series 2001-B, 4.00% 2013                                      2,500     2,528
  Series 2002-A, 5.125% 2022                                     2,000     2,064

Water Quality Fncg. Administration, Revolving Loan Fund
Rev. Bonds, Series 1991-B, 0% 2005                                 700       666

City & County Obligations
Anne Arundel County:
  Econ. Dev. Corp., Rev. Bonds (Golf Course System),
  Series 2001, 8.25% 2028                                        2,000     2,006
  G.O. Bond, Series 2002, 5.25% 2012                             1,000     1,120
  Special Obligation Bonds:
    (Arundel Mills Project), Series 1999, 7.10% 2029             2,000     2,180
    (National Business Park Project), Series 2000,
    7.375% 2028                                                  1,500     1,626
  Tax Increment Fncg. Bonds (Parole Town Center Project),
  Series 2002, 5.00% 2012                                        2,000     2,013

City of Baltimore:
  (Mayor and City Council of Baltimore) Project and Rev.
  Ref. Bonds (Water Projects), FGIC insured:
    Series 1994-A:
      5.00% 2024                                                   410       424
      5.00% 2024 (escrowed to maturity)                            810       848
    Series 2002-A, 5.00% 2021                                    1,975     2,029
  Project and Rev. Ref. Bonds (Water Projects), Series 1994-A,
  FGIC insured, 6.00% 2015                                       1,500     1,768

Mayor and City Council of Baltimore:
  Convertible Rev. Ref. Bonds (Baltimore City Parking
  System Facs.), Series 1996-A, FGIC insured, 5.90% 2009         1,500     1,741
  Port Fac. Rev. Bonds (Consolidation Coal Sales Company
  Project), Series 1984-B, 6.50% 2011                              500       517

Baltimore County, G.O. Bonds:
  Consolidated Public Improvement Bonds:
    Ref. Series 2002, 5.25% 2010                                 2,000     2,262
    Series 2002, 5.25% 2015                                      3,000     3,298
  Metropolitan Dist. Bonds (67th Issue), 5.00% 2018              1,500     1,583

Calvert County (Asbury-Solomons Island Fac.):
  Econ. Dev. Rev. Bonds, Series 1995, 8.625% 2024
  (preref. 2005)                                                $2,300 $   2,656
  Econ. Dev. Rev. Ref. Bonds, Series 1997, MBIA insured:
    5.00% 2009                                                   1,000     1,103
    5.00% 2017                                                   1,000     1,041

Carroll County, EMA Obligated Group Issue (Fairhaven and
Copper Ridge), Rev. Ref. Bonds, Series 1999-A, Asset
Guaranty insured, RADIAN insured, 5.50% 2019                     1,265     1,329

Frederick County:
  G.O. Public Facs. Bonds, Series 2000, 5.10% 2017               1,000     1,066
  Special Obligation Bonds (Urbana Community Dev. Auth.),
  Series 1998, 6.625% 2025                                       2,000     2,057

Howard County, G.O. Bonds, Consolidated Public Improvement
Project and Ref. Bonds, Series 2002-A, 5.25% 2014                1,000     1,099

Montgomery County:
  Economic Dev. Rev. Bonds (Trinity Health Credit Group),
  Series 2001, 5.50% 2016                                        1,000     1,080
  G.O. Consolidated Public Improvement Bonds:
    Series 2000-A, 5.30% 2013 (preref. 2010)                     1,000     1,134
    Series 2001-A:
      4.75% 2011                                                 2,500     2,711
      4.75% 2012                                                 1,000     1,079
      5.25% 2015                                                 2,000     2,193
  Housing Opportunities Commission:
    Housing Dev. Bonds (The Metropolitan), Issue 1995-A,
    6.10% 2015                                                   2,025     2,128
    Multi-family Rev. Bonds (Strathmore Court at White Flint),
    Issue 1994-A-2, 7.50% 2024 (preref. 2004)                    2,000     2,202
    Single-family Mortgage Rev. Bonds:
      Series 1997-A, 5.50% 2009                                    605       660
      Series 1998-B:
        4.80% 2009                                                 600       601
        4.90% 2010                                                 500       530
  Northeast Maryland Waste Disposal Auth., Solid Waste Rev.
  Bonds (Resource Recovery Project), Series 1993-A, AMT:
    6.00% 2007                                                   1,000     1,107
    6.30% 2016                                                   1,500     1,556
  Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A,
  6.00% 2014 (preref. 2006)                                      2,355     2,742
  Special Obligation Bonds:
    (Kingsview Village Center Dev. Dist.),
    Series 1999, 6.90% 2021                                      2,380     2,506
    (West Germantown Dev. Dist.):
      Senior Series 2002-A, RADIAN insured, 5.375% 2020            750       785
      Junior Series 2002-B, 6.70% 2027                           1,700     1,735

Prince George's County:
  (Dimensions Health Corp. Issue), Project and Rev. Ref.
  Bonds, Series 1994, 5.375% 2014                                2,985     1,989
  G.O. Consolidated Public Improvement Bonds, Series 2002,
  4.00% 2016                                                     1,500     1,464
  Housing Auth.:
    GNMA/FNMA Collateralized Single-family Mortgage Rev.
    Bonds, Series 1998-A, AMT, 4.65% 2019                        1,715     1,744
    Mortgage Rev. Bonds, AMT:
      (GNMA Collateralized-Langley Garden Apartments
      Project), Series 1997-A, 5.60% 2017                        1,130     1,179
      (GNMA Collateralized-Windsor Crossing Apartments
      Project), Series 2002-A:
        3.90% 2012                                                 515       518
        5.00% 2023                                               1,000       994
  Solid Waste Management System Rev. Bonds, Series 1993,
  FSA insured:
    6.50% 2007                                                   1,205     1,253
    6.50% 2007 (preref. 2003)                                      795       827
  Special Obligation Bonds (Woodview Village Infrastructure
  Improvements), Series 1997-A, 8.00% 2026                       1,875     2,079

District of Columbia

Washington Metropolitan Area Transit Auth., Gross Rev.
Transit Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008        1,480     1,724

Washington Suburban Sanitary Dist., Montgomery and
Prince George's Counties G.O. Bonds:
  Ref. Bonds of 1997, 5.75% 2017                                 1,510     1,759
  Ref. Bonds of 2001, 4.50% 2015                                 3,000     3,102

Puerto Rico

Electric Power Auth.:
  Rev. Bonds, Series DD, FSA insured, 4.50% 2019                 1,000     1,005
  Rev. Ref. Bonds:
    Series GG, FSA insured, 4.75% 2021                           1,020     1,032
    Series KK, XLCA insured, 5.00% 2011                          1,000     1,102
    Series Y, MBIA insured, 7.00% 2007                          1,000      1,196

Ports Auth., Special Facs. Rev. Bonds (American Airlines, Inc.
Project), Series 1996-A, AMT, 6.25% 2026                         1,000       290

Public Fin. Corp. (Commonwealth Appropriation Bonds),
Series 2001-E, 6.00% 2026                                          500       579

Public Improvement Ref. Bonds (G.O. Bonds), Series 1998,
5.00% 2007                                                        500        550

Virgin Islands

Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund
Loan Notes), Senior Lien, Series 1998-A:
  5.20% 2009                                                    $1,500 $   1,592
  5.20% 2010                                                     1,000     1,051
Total fixed-income securities (cost: $157,179,000)                       163,580

Short-term securities - 11.03%

Economic Dev. Corporation:<F2>
  Variable Rate Demand Student Housing Rev. Bonds
  (University of Maryland, Baltimore County Project),
  Series 2002, 1.15% 2031                                        1,550     1,550
  (The Chesapeake Bay Foundation Inc. Fac.), Series 1998,
  1.15% 2023                                                     1,100     1,100
  Economic Dev. Rev. Bonds (The Associated Projects),
  Series A, 1.15% 2031                                             600       600

Energy Fncg. Administration, Limited Obligation Solid Waste
Disposal Fac. Rev. Bonds (Cimenteries CBR S.A. Project),
Series 2000, AMT, 1.35% 2035<F2>                                 1,700     1,700

Health and Higher Educational Fac. Auth.:<F2>
  Pooled Loan Program Rev. Bonds, Series 1994-D,
  1.10% 2029<F3>                                                 7,060     7,060
  Rev. Bonds, Trinity School Issue, Series 2001, 1.15% 2026      2,150     2,150

Health and Higher Educational Facs. Auth., Johns Hopkins
University Issue, Series A, 1.00% 02/12/2003                    1,500      1,500

Howard County, Consolidated Public Improvement, Bond
Anticipation Notes, Series C, 1.05% 03/04/2003                   3,300     3,300

Montgomery County, Industrial Regional Agencies,
Consolidated Bond Anticipation Notes, Series 2002,
1.05% 02/03/2003                                                 1,200     1,200

Total short-term securities (cost: $20,160,000)                           20,160

Total investment securities (cost: $177,339,000)                         183,740
Other assets less liabilities                                            (1,002)
Net assets                                                              $182,738

<F1> This security has been authorized but has not yet been issued.

<F2> Coupon rate may change periodically;  the date of the next scheduled coupon rate change is considered to be the maturity date.

<F3> This security, or a portion of this security,  has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to Abbreviations

AMT            =  Alternative Minimum Tax
Auth.          =  Authority
Cert. of Part. =  Certificates of Participation
Dept.          =  Department
Dev.           =  Development
Dist.          =  District
Econ.          =  Economic
Fac.           =  Facility
Facs.          =  Facilities
Fin.           =  Finance
Fncg.          =  Financing
G.O.           =  General Obligation
Preref.        =  Prerefunded
Ref.           =  Refunding
Rev.           =  Revenue

Financial statements                                                  unaudited

                                               (dollars and shares in thousands,
The Tax-Exempt Fund of Maryland                    except per-share amounts)

Statement of assets and liabilities
at January 31, 2003

Assets:
  Investment securities at market (cost: $177,339)                      $183,740
  Cash                                                                       298
  Receivables for:
    Sales of Fund's shares                           $   913
    Interest                                           1,670               2,583
                                                                         186,621

Liabilities:
  Payables for:
    Purchases of investments                           3,371
    Repurchases of Fund's shares                         121
    Dividends on Fund's shares                           218
    Management services                                   58
    Services provided by affiliates                       94
    Deferred Trustees' compensation                       20
    Other fees and expenses                                1               3,883
Net assets at January 31, 2003                                          $182,738

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $176,146
  Undistributed net investment income                                        112
  Undistributed net realized gain                                             79
  Net unrealized appreciation                                              6,401
Net assets at January 31, 2003                                          $182,738


                                                      Shares     Net asset value
                                     Net assets     outstanding   per share<F1>

Shares of beneficial interest
issued and outstanding -
unlimited shares authorized
Class A                               $154,156         9,655         $15.97
Class B                                14,359           899           15.97
Class C                                 8,181           512           15.97
Class F                                 2,869           180           15.97
Class R-5                               3,173           199           15.97

<F1> Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.59.

See Notes to Financial Statements

Financial statements                                                  unaudited
The Tax-Exempt Fund of Maryland                          (dollars in thousands)

Statement of operations
for the six months ended January 31, 2003

Investment income:
  Income:
    Interest                                                            $4,101
  Fees and expenses:
    Investment advisory services                             $187
    Business management services                              149
    Distribution services                                     293
    Transfer agent services                                    22
    Administrative services                                    10
    Reports to shareholders                                    15
    Registration statement and prospectus                      17
    Postage, stationery and supplies                           10
    Trustees' compensation                                      6
    Auditing and legal                                         17
    Custodian                                                   2          728
  Net investment income                                                  3,373

Net realized gain and unrealized appreciation
  on investments:
  Net realized gain on investments                                         271
  Net unrealized appreciation on investments                               252
    Net realized gain and unrealized appreciation
      on investments                                                       523
Net increase in net assets resulting from operations                    $3,896

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland                          (dollars in thousands)

Statement of changes in net assets                     Six months     Year ended
                                                    ended January 31,  July 31,
                                                        2003*            2002
Operations:
  Net investment income                              $    3,373      $   6,126
  Net realized gain on investments                          271             97
  Net unrealized appreciation on investments                252          2,237
    Net increase in net assets resulting from
    operations                                            3,896          8,460

Dividends and distributions paid to shareholders:
  Dividends from net investment income                  (3,365)        (6,103)
  Distributions from net realized gain on investments     (244)           -
    Total dividends and distributions paid to
    shareholders                                        (3,609)        (6,103)

Capital share transactions                               21,552         34,587

Total increase in net assets                             21,839         36,944

Net assets:
  Beginning of period                                   160,899        123,955
  End of period (including undistributed net investment
    income: $112 and $104, respectively)               $182,738       $160,899

* Unaudited

See Notes to Financial Statements

Financial Highlights<F1>

(NOTE: The following table has been split into two parts to fit the EDGAR filing format. In the original document, this was a single, wide table.)

The Tax-Exempt Fund of Maryland (part 1 of table)

                                                Income from investment operations<F3>    Dividends and distributions

                                                             Net gains
                                                           (losses) on                                    Distri-
                                  Net asset                 securities                    Dividends      butions         Total
                                     value,           Net   (both real-    Total from     (from net        (from     dividends
                                  beginning    investment     ized and     investment    investment      capital    and distri-
                                  of period        income   unrealized)    operations       income)        gains)      butions
Class A:
Six months ended 1/31/2003<F2>       $15.93         $ .31         $ .06        $  .37        $(.31)        $(.02)        $(.33)
Year ended 7/31/2002                  15.68           .69           .25           .94         (.69)            -         (.69)
Year ended 7/31/2001                  15.12           .74           .56          1.30         (.74)            -         (.74)
Year ended 7/31/2000                  15.57           .74         (.45)           .29         (.74)            -         (.74)
Year ended 7/31/1999                  16.04           .74         (.37)           .37         (.74)         (.10)         (.84)
Year ended 7/31/1998                  16.02           .78           .14           .92         (.78)         (.12)         (.90)

Class B:
Six months ended 1/31/2003<F2>        15.93           .25           .06           .31         (.25)         (.02)         (.27)
Year ended 7/31/2002                  15.68           .57           .25           .82         (.57)            -         (.57)
Year ended 7/31/2001                  15.12           .62           .56          1.18         (.62)            -         (.62)
Period from 3/15/2000 to 7/31/2000    15.01           .16           .18           .34         (.23)            -         (.23)

Class C:
Six months ended 1/31/2003<F2>        15.93           .24           .06           .30         (.24)         (.02)         (.26)
Year ended 7/31/2002                  15.68           .55           .25           .80         (.55)            -         (.55)
Period from 4/12/2001 to 7/31/2001    15.49           .15           .20           .35         (.16)            -         (.16)

Class F:
Six months ended 1/31/2003<F2>        15.93           .30           .06           .36         (.30)         (.02)         (.32)
Year ended 7/31/2002                  15.68           .64           .25           .89         (.64)            -         (.64)
Period from 6/15/2001 to 7/31/2001    15.59           .07           .09           .16         (.07)            -         (.07)

Class R-5:
Six months ended 1/31/2003<F2>        15.93           .33           .06           .39         (.33)         (.02)         (.35)
Period from 7/15/2002 to 7/31/2002    15.91           .03           .02           .05         (.03)            -         (.03)

The Tax-Exempt Fund of Maryland (part 2 of table)

                                                                   Net
                                                                assets,      Ratio of      Ratio of
                                  Net asset                     end of       expenses    net income
                                 value, end         Total   period (in     to average    to average
                                  of period    return<F4>     millions)    net assets    net assets
Class A:
Six months ended 1/31/2003<F2>       $15.97         2.38%          $154      .73%<F6>     3.90%<F6>
Year ended 7/31/2002                  15.93          6.14           139           .75          4.40
Year ended 7/31/2001                  15.68          8.77           119           .80          4.77
Year ended 7/31/2000                  15.12          2.03           100           .82          4.92
Year ended 7/31/1999                  15.57          2.27           110           .78          4.63
Year ended 7/31/1998                  16.04          5.87           101           .79          4.84

Class B:
Six months ended 1/31/2003<F2>        15.97          2.00            15      1.48<F6>      3.13<F6>
Year ended 7/31/2002                  15.93          5.35            11          1.49          3.62
Year ended 7/31/2001                  15.68          7.96             4          1.54          3.91
Period from 3/15/2000 to 7/31/2000    15.12          2.26             1           .58          1.32

Class C:
Six months ended 1/31/2003<F2>        15.97          1.94             8      1.62<F6>      3.01<F6>
Year ended 7/31/2002                  15.93          5.20             6          1.64          3.51
Period from 4/12/2001 to 7/31/2001    15.68          2.29             1           .49          1.02

Class F:
Six months ended 1/31/2003<F2>        15.97          2.31             3       .87<F6>      3.77<F6>
Year ended 7/31/2002                  15.93          5.81             2           .99          4.18
Period from 6/15/2001 to 7/31/2001    15.68          1.03        -<F5>           .14           .45

Class R-5:
Six months ended 1/31/2003<F2>        15.97          2.47             3       .56<F6>      4.09<F6>
Period from 7/15/2002 to 7/31/2002    15.93           .31             3           .02           .18

                           Six months ended
                              January 31,          Year ended July 31
                               2003<F2>       2002  2001  2000  1999  1998
Portfolio turnover rate
for all classes of shares         5%           5%    16%   12%   11%   10%


<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a  full year.
<F2> Unaudited.
<F3> Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
<F4> Total returns exclude all sales charges, including contingent deferred sales charges.
<F5> Amount less than 1 million.
<F6> Annualized.

The Tax-Exempt Fund of Virginia
January 31, 2003

(pie charts of Quality Diversification and Maturity Diversification showing pie segments with the following relative sizes)

Quality diversification:
Moody's/S&P ratings (best of either)<F1>
  Aaa/AAA                        30.4%
  Aa/AA                          45.8%
  A/A                             4.2%
  Baa/BBB                         2.9%
  Lower than Baa/BBB              6.0%
  Cash and equivalents           10.7%

Maturity diversification:<F2>
  Under 1 year                   10.7%
  1 to 10 years                  72.2%
  10+ to 20 years                14.5%
  20+ years                       2.6%

   Average life<F3> 7.44 years


<F1> If ratings are not available, they are assigned by the Fund's research analysts.
<F2>  Securities are included at prerefunded dates, not maturity dates.
<F3> Average life more accurately reflects the potential impact of call options.
Should no call options be exercised, the average   maturity of the Virginia Fund
is 9.12 years.


Investment portfolio                                                   unaudited
January 31, 2003

The Tax-Exempt Fund of Virginia
                                                             Principal   Market
                                                                amount    value
Fixed-income securities - 89.28%                                (000)    (000)

  Virginia
State Obligations
College Building Auth.:
  Educational Facs. Rev. and Ref. Bonds (Hampden-Sydney
  College Project), Series 1998, MBIA insured, 5.00% 2016 $ 500 $ 522 Educational Facs. Rev. Bonds:
    (21st Century College Program), Series 1998, 5.00% 2017 1,000 1,036 (Public Higher Education Fncg. Program):
      Series 2000-A, 5.125% 2016                                   900       953
      Series 2002-A, 5.00% 2011                                  1,530     1,685
    (University of Richmond Project), (put 2009):
      Series 2002-A, 5.00% 2032                                  1,500     1,649
      Series 2002-B, 5.00% 2032                                  2,000     2,198
    (Washington and Lee University Project), Series 2001,
    5.375% 2021                                                  1,000     1,102

Commonwealth Transportation Board:
  Federal Highway Reimbursement Anticipation Notes,
  Series 2000, 5.50% 2010                                        1,300     1,482
  Transportation Rev. Bonds:
    (U.S. Route 58 Corridor Dev. Program), Series 1999-B,
    5.50% 2013                                                   4,750     5,302
    5.00% 2010                                                   1,055     1,164

G.O. Bonds, Series 1997, 5.00% 2012                                940     1,010

Housing Dev. Auth.:
  Commonwealth Mortgage Bonds:
    Series 1994-H, Sub-series H-1, 6.10% 2003                      500       500
    Series 1998-E, Sub-series E-4, 4.50% 2005                    1,190     1,247
    Series 2000-A, AMT:
      Sub-series A-1, 5.65% 2010                                 1,605     1,725
      Sub-series A-3, 5.55% 2006                                   730       789
      Sub-series A-4, 5.30% 2010                                 2,160     2,309
    Series 2001-J, Sub-series J-1, MBIA insured:
      4.55% 2010                                                 1,000     1,046
      4.65% 2011                                                 1,000     1,040
  Multi-family Housing Bonds:
    Series 1996-B, 5.95% 2016                                    1,000     1,051
    Series 1997-B, AMT, 5.80%  2010                              1,185     1,281
    Series 1998-I, AMT:
      4.60% 2009                                                 1,320     1,394
      4.70% 2010                                                 1,240     1,298
  Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017             825       838

Northern Virginia Transportation Dist. Commission
(Virginia Railway Express Project), Commuter Rail Rev. Ref.
Bonds, Series 1998, FSA insured:
  5.375% 2011                                                   $1,000 $   1,121
  5.375% 2014                                                    1,000     1,097

Peninsula Ports Auth.:
  Commonwealth Port Fund Rev. Bonds (2002 Resolution),
  Series 2002, AMT:
    5.00% 2012                                                   1,000     1,062
    5.00% 2013                                                   3,700     3,909
  Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate
  Project), Series 1994, 6.875% 2010 (preref. 2004)              1,900     2,091
  Health System Rev. Ref. Bonds (Riverside Health System
  Project), Series 1998:
    5.00% 2008                                                   1,200     1,311
    5.00% 2009                                                   1,100     1,190

Public Building Auth., Public Facs. Rev. Bonds:
  Series 1998-B:
    5.00% 2010                                                   1,000     1,086
    5.00% 2011                                                   2,100     2,267
  Series 2000-A, 5.75% 2016                                      1,000     1,111

Public School Auth., School Fncg. Bonds:
  (1991 Resolution), Series 1994-A, 6.20% 2014                   1,500     1,633
  (1997 Resolution):
    Series 1998-A, 5.25% 2007                                    2,000     2,248
    Series 1998-B, 4.50% 2009                                    3,000     3,230
    Series 2002-A, 5.00% 2014                                    2,000     2,144

Resources Auth.:
  Clean Water State Revolving Fund Rev. Bonds, Series 2000,
  5.25% 2015                                                     2,000     2,153
  Infrastructure Rev. Bonds (Pooled Loan Bond Program):
    Series 2001-B, AMT, FSA insured, 4.375% 2010                 1,490     1,547
    Series 2002-A:
      5.25% 2014                                                 1,460     1,596
      4.75% 2016                                                 1,000     1,038

Southeastern Public Service Auth., Senior Rev. Ref. Bonds,
Series 1998, AMBAC insured, 5.00% 2015                           4,825     5,212

Virginia Polytechnic Institute and State University, University
Services System and General Rev. Pledge Bonds,
Series 1996-C, 5.35% 2009                                        1,000     1,118

City & County Obligations
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac.
Rev. and Ref. Bonds (Johnston Memorial Hospital),
Series 1998:
  5.00% 2008                                                     1,015     1,102
  5.00% 2009                                                     1,020     1,100

Arlington County, G.O. Ref. Bonds, Series 1993:
  6.00% 2011                                                     1,000     1,178
  6.00% 2012                                                     1,000     1,181

Industrial Dev. Auth. of Arlington County, Resource Recovery
Rev. Bonds (Alexandria/Arlington Waste-to-Energy Fac.),
Ogden Martin Systems of Alexandria/Arlington Inc. Project,
Series 1998-B, AMT, FSA insured, 5.375% 2012                     2,785     2,957

Big Stone Gap, Redev. and Housing Auth., Commonwealth
of Virginia Correctional Fac. Lease Rev. Bonds (Wallens Ridge
Dev. Project), Series 1995, 5.25% 2010                           1,600     1,762

Industrial Dev. Auth. of the County of Charles City:
  Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of
  Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009         2,000     1,959
  Tax-Exempt Adjustable Mode Solid Waste Disposal Rev.
  Bonds (Waste Management, Inc.), Series 2002, AMT,
  6.25% 2027 (preref. 2012)                                      1,000     1,040

City of Chesapeake:
  G.O. Public Improvement and Ref. Bonds, Series 2001:
    5.50% 2009                                                   1,300     1,485
    5.50% 2011                                                   1,500     1,709
    5.50% 2015                                                   1,000     1,104
  G.O. Ref. Bonds, Series 1993, 5.40% 2008                       1,000     1,145

Chesterfield County Water and Sewer Rev. Ref. Bonds,
Series 1992, 6.375% 2009                                           330       338

Industrial Dev. Auth. of Danville, Hospital Rev. Bonds
(Danville Regional Medical Center):
  Series 1994, FGIC insured, 6.00% 2007 (preref. 2004)           1,000     1,088
  Series 1998, AMBAC insured:
    5.25% 2012                                                   1,995     2,202
    5.25% 2013                                                   2,000     2,186
    5.25% 2028                                                     720       753

Fairfax County:
  Econ. Dev. Auth., Retirement Community Rev. Bonds
  (Greenspring Village, Inc. Fac.), Series 1999-A:
    6.75% 2012                                                     500       526
    7.50% 2029                                                   2,500     2,626
  Industrial Dev. Auth.:
    Health Care Rev. Ref. Bonds (Inova Health Systems
    Project), Series 1998-A, 5.00% 2011                          1,500     1,575
    Hospital Rev. Ref. Bonds (Inova Health System Hospitals
    Project), Series 1993-A:
      5.00% 2007                                                   750       822
      5.25% 2019                                                 2,500     2,670
      FSA insured, 5.25% 2019                                    1,000     1,081
      5.00% 2023                                                   500       509
  Redev. and Housing Auth., Multi-family Housing Rev.
  Bonds (Grand View Apartments Project), Series 1998-A,
  FHA insured, 5.05% 2010                                        1,000     1,036
  Water Auth., Water Rev. Ref. Bonds, Series 1997,
  5.00% 2021                                                     1,000     1,049

Industrial Dev. Auth. of Halifax County, Hospital Rev. Ref.
Bonds (Halifax Regional Hospital, Inc.), Series 1998:
  4.65% 2007                                                       600       618
  4.80% 2009                                                     1,000     1,026
  5.00% 2011                                                     1,000     1,020

City of Hampton:
  Convention Center Rev. Bonds, Series 2002, AMBAC insured:
    5.25% 2014                                                   1,000     1,101
    5.25% 2015                                                   1,500     1,638
  G.O. Public Improvement Ref. Bonds:
    Series 1998:
      5.00% 2013                                                 2,240     2,438
      5.00% 2014                                                 2,960     3,216
    Series 2000, 5.25% 2011                                      1,000     1,113

Industrial Dev. Auth. of the County of Hanover, Hospital Rev.
Bonds (Memorial Regional Medical Center Project at Hanover
Medical Park), Series 1995, MBIA insured:
  6.50% 2010                                                     1,375     1,639
  6.375% 2018                                                    1,500     1,807

Henrico County, Water and Sewer System Rev. Ref. Bonds,
Series 2002, 4.625% 2013                                           580       614

Industrial Dev. Auth. of the County of Henrico, Solid Waste
Disposal Rev. Bonds (Browning-Ferris Industries of South
Atlantic, Inc. Project), AMT:
  Series 1995, 5.30% 2011 (put 2005)                             1,000       946
  Series 1996-A, 5.45% 2014                                      1,000       850

Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds
(Memorial Hospital of Martinsville and Henry County),
Series 1997, 6.00% 2017 (preref. 2007)                           1,000     1,150

Town of Leesburg, G.O. Ref. Bonds, Series 1993,
5.60% 2008                                                       1,195     1,245

Dulles Town Center, Community Dev. Auth. (Loudoun County),
Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026                                          2,500     2,509

Industrial Dev. Auth. of Loudoun County, Hospital Rev.
Bonds (Loudoun Hospital Center), Series 1995, FSA insured,
6.00% 2005                                                       1,000     1,101

Loudoun County:
  G.O. Public Improvement Bonds, Series 2001-B:
    5.00% 2012                                                   1,000     1,084
    5.25% 2015                                                     500       544
  G.O. Public Improvement and Ref. Bonds, Series 2002-A,
  5.00% 2012                                                     1,795     1,977
  Sanitation Auth., Water and Sewer System Rev. Bonds,
  Series 2000, FSA insured, 5.00% 2014                           1,185     1,266

City of Manassas, G.O. Bonds, Series 1997-B, AMT,
5.00% 2013                                                       1,000     1,066

MediCorp Health System Obligated Group, Series 2002-B,
5.25% 2027                                                       1,000     1,000

City of Newport News, G.O. General Improvement and
Water Bonds, Series 2002-A, 5.00% 2016                           2,585     2,757

City of Norfolk, G.O. Bonds, Capital Improvement and Ref.
Bonds, Series 2002, MBIA insured, 5.00% 2011                     1,000     1,095

Industrial Dev. Auth. of the City of Norfolk, Health Care
Rev. Bonds (Bon Secours Health System), Series 1997,
MBIA insured, 5.00% 2007                                         1,250     1,385

Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B,
AMT, FGIC insured:
  5.375% 2014                                                    1,485     1,580
  5.375% 2015                                                    1,565     1,656

Gateway Community Dev. Auth. (Prince William County),
Special Assessment Bonds, Series 1999, 6.25% 2026                2,500     2,502
Heritage Hunt Commercial Community Dev. Auth.
(Prince William County), Special Assessment Bonds:
  Series 1999-A, 6.85% 2019                                      1,879     1,970
  Series 1999-B, 7.00% 2029                                        494       521

City of Richmond:
  G.O. Public Improvement Ref. Bonds, Series 2001,
  FGIC insured, 5.375% 2015                                      1,000     1,098
  Public Utility Rev. and Ref. Bonds, Series 1998-A,
  5.25% 2009                                                     1,500     1,643

Richmond Metropolitan Auth., Expressway Rev. and Ref.
Bonds, FGIC insured:
  Series 1998, 5.25% 2012                                        1,000     1,111
  Series 2002, 5.25% 2017                                        1,120     1,241

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev.
Bonds (Carilion Health System Obligated Group),
Series 2002-A, MBIA insured, 5.50% 2015                          3,500     3,844

City of Virginia Beach:
  Dev. Auth., Hospital Rev. Bonds (Virginia Beach General
  Hospital Project), Series 1993, AMBAC insured:
    6.00% 2011                                                   1,000     1,154
    5.125% 2018                                                  2,700     2,891
  Dev. Auth., Health Care Facs. Rev. and Ref. Bonds
  (Sentara Health System), Series 1998, 5.25% 2011               1,000     1,068
  Dev. Auth., Public Fac. Rev. Bonds (Town Center Project
  Phase I), Series 2002-A:
    5.375% 2017                                                  1,500     1,618
    5.00% 2021                                                   2,000     2,043
  G.O. Public Improvement and Ref. Bonds, Series 2002:
    5.00% 2015                                                   1,500     1,600
    5.00% 2016                                                   1,500     1,589
  G.O. Public Improvement Bonds, Series 2001:
    5.00% 2012                                                   2,425     2,659
    5.00% 2013                                                   2,425     2,635

District of Columbia
Metropolitan Airports Auth., Airport System Rev. Ref. Bonds,
Series 2002-D, AMT, FSA insured:
  5.375% 2016                                                    1,995     2,113
  5.375% 2020                                                    1,000     1,032

Metropolitan Washington Airports Auth.:
  Airport System Rev. and Ref. Bonds, Series 1998-B, AMT:
    5.50% 2007                                                   1,500     1,658
    MBIA insured, 5.25% 2010                                     1,000     1,078
  Airport System Rev. Bonds, Series 2001-A, AMT,
  MBIA insured, 5.50% 2014                                       1,000     1,084

Puerto Rico
Ports Auth., Special Facs. Rev. Bonds (American Airlines,
Inc. Project), Series 1996-A, AMT, 6.25% 2026                    1,000       290

Virgin Islands
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund
Loan Notes):
  Series 1998-A, 5.20% 2009                                      1,000     1,061
  Series 1998-C:
    5.50% 2005                                                   1,000     1,071
    5.50% 2007                                                   1,000     1,083
Total fixed-income securities (cost: $179,239,000)                       188,066

Short-term securities - 9.43%

Industrial Dev. Auth. of Albemarle County, Variable Rate
Health Services Rev. Ref. Bonds (The University of Virginia
Health Services Foundation), Series 1998, 1.15% 2022<F1>           735       735

Alexandria Redev. and Housing Auth., Residential Care Fac.
First Mortgage Rev. Bonds (Goodwin House), Multi-Mode
Series 1996-B, 1.30% 2006<F1>                                    4,955     4,955

Industrial Dev. Auth. of the Town of Culpeper, Residential
Care Fac. Rev. Bonds (Virginia Baptist Homes), Series 2000,
1.15% 2030<F1>                                                   1,675     1,675

Peninsula Ports Auth., Dominion Terminal Association Rev.
Ref. Bonds, Series 1987-B, 1.00% 02/07/2003                      2,500     2,500

Industrial Dev. Auth. of the City of Roanoke, Hospital Rev.
Ref. Bonds (Carilion Health System Obligated Group):<F1>
  Series 2002-B, 1.35% 2027                                      1,000     1,000
  Series 2002-C, 1.30% 2027                                      4,210     4,210

Industrial Dev. Auth. of the City of Waynesboro, Variable
Rate Residential Care Facs. Rev. Bonds (Sunnyside
Presbyterian Home), Series 1997, 1.30% 2028<F1>                  4,795     4,795

Total short-term securities (cost: $19,870,000)                           19,870

Total investment securities (cost: $199,109,000)                         207,936
Other assets less liabilities                                              2,713
Net assets                                                              $210,649

<F1> Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements


Key to Abbreviations

AMT      =  Alternative Minimum Tax
Auth.    =  Authority
Dev.     =  Development
Dist.    =  District
Econ.    =  Economic
Fac.     =  Facility
Facs.    =  Facilities
Fin.     =  Finance
Fncg.    =  Financing
G.O.     =  General Obligation
Preref.  =  Prerefunded
Redev.   =  Redevelopment
Ref.     =  Refunding
Rev.     =  Revenue

Financial statements                                              unaudited

The Tax-Exempt Fund of Virginia                (dollars and shares in thousands,
                                                   except per-share amounts)

Statement of assets and liabilities
at January 31, 2003

Assets:
  Investment securities at market (cost: $199,109)                      $207,936
  Cash                                                                        72
  Receivables for:
    Sales of Fund's shares                           $   840
    Interest                                           2,608               3,448
                                                                         211,456
Liabilities:
  Payables for:
    Repurchases of Fund's shares                         399
    Dividends on Fund's shares                           234
    Management services                                   65
    Services provided by affiliates                       88
    Deferred Trustees' compensation                       19
    Other fees and expenses                                2                 807
Net assets at January 31, 2003                                          $210,649

Net assets consist of:
  Capital paid in on shares of beneficial interest                      $201,656
  Undistributed net investment income                                        147
  Undistributed net realized gain                                             19
  Net unrealized appreciation                                              8,827
Net assets at January 31, 2003                                          $210,649


                                                      Shares     Net asset value
                                      Net assets    outstanding   per share<F1>

Shares of beneficial interest
issued and outstanding -
unlimited shares authorized
Class A                                $183,380       11,071       $16.56
Class B                                  11,046          667        16.56
Class C                                  11,616          701        16.56
Class F                                   2,591          156        16.56
Class R-5                                 2,016          122        16.56

<F1> Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $17.21.

See Notes to Financial Statements

Financial statements                                                  unaudited
The Tax-Exempt Fund of Virginia
                                                          (dollars in thousands)

Statement of operations
for the six months ended January 31, 2003

Investment income:
  Income:
    Interest                                                              $4,473
  Fees and expenses:
    Investment advisory services                        $209
    Business management services                         166
    Distribution services                                324
    Transfer agent services                               26
    Administrative services                               11
    Reports to shareholders                               14
    Registration statement and prospectus                 17
    Postage, stationery and supplies                      12
    Trustees' compensation                                 5
    Auditing and legal                                    17
    Custodian                                              2
    Other                                                  1                 804
  Net investment income                                                    3,669

Net realized gain and unrealized depreciation
  on investments:
  Net realized gain on investments                                            93
  Net unrealized depreciation on investments                                (27)
    Net realized gain and unrealized depreciation
                                              on investments                  66
Net increase in net assets resulting from operations                      $3,735


See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
                                                        (dollars in thousands)

Statement of changes in net assets                   Six months       Year ended
                                                  ended January 31,    July 31,
                                                      2003*              2002
Operations:
  Net investment income                               $    3,669      $    6,136
  Net realized gain on investments                            93             476
  Net unrealized (depreciation) appreciation
    on investments                                          (27)           2,862
    Net increase in net assets resulting
    from operations                                        3,735           9,474

Dividends and distributions paid to shareholders:
  Dividends from net investment income                   (3,648)         (6,099)
  Distributions from net realized gain on investments      (430)           (228)
    Total dividends and distributions paid to
    shareholders                                         (4,078)         (6,327)

Capital share transactions                                23,580          48,491

Total increase in net assets                              23,237          51,638

Net assets:
  Beginning of period                                    187,412         135,774
  End of period (including undistributed net
    investment income: $147 and $126, respectively)     $210,649        $187,412

* Unaudited


See Notes to Financial Statements

Financial highlights<F1>
The Tax-Exempt Fund of Virginia

                                               Income from investment operations<F3>    Dividends and distributions

                                                             Net gains
                                                           (losses) on                                    Distri-
                                  Net asset                 securities                    Dividends      butions         Total
                                     value,           Net   (both real-    Total from     (from net        (from     dividends
                                  beginning    investment     ized and     investment    investment      capital    and distri-
                                  of period        income   unrealized)    operations       income)        gains)      butions
Class A:
Six months ended 1/31/2003<F2>       $16.57         $ .31         $ .03        $  .34        $(.31)        $(.04)        $(.35)
Year ended 7/31/2002                  16.29           .66           .31           .97         (.66)         (.03)         (.69)
Year ended 7/31/2001                  15.57           .72           .72          1.44         (.72)            -          (.72)
Year ended 7/31/2000                  15.82           .74         (.25)           .49         (.74)            -          (.74)
Year ended 7/31/1999                  16.36           .73         (.36)           .37         (.73)         (.18)         (.91)
Year ended 7/31/1998                  16.37           .78           .03           .81         (.78)         (.04)         (.82)

Class B:
Six months ended 1/31/2003<F2>        16.57           .25           .03           .28         (.25)         (.04)         (.29)
Year ended 7/31/2002                  16.29           .54           .31           .85         (.54)         (.03)         (.57)
Year ended 7/31/2001                  15.57           .59           .72          1.31         (.59)            -          (.59)
Period from 3/15/2000 to 7/31/2000    15.28           .18           .34           .52         (.23)            -          (.23)

Class C:
Six months ended 1/31/2003<F2>        16.57           .24           .03           .27         (.24)         (.04)         (.28)
Year ended 7/31/2002                  16.29           .52           .31           .83         (.52)         (.03)         (.55)
Period from 4/18/2001 to 7/31/2001    16.01           .14           .29           .43         (.15)            -          (.15)

Class F:
Six months ended 1/31/2003<F2>        16.57           .30           .03           .33         (.30)         (.04)         (.34)
Year ended 7/31/2002                  16.29           .56           .31           .87         (.56)         (.03)         (.59)
Period from 4/4/2001 to 7/31/2001     16.18           .18           .13           .31         (.20)            -          (.20)

Class R-5:
Six months ended 1/31/2003<F2>        16.57           .32           .03           .35         (.32)         (.04)         (.36)
Period from 7/15/2002 to 7/31/2002    16.55           .03           .02           .05         (.03)            -          (.03)

The Tax-Exempt Fund of Maryland (part 2 of table)

                                                                   Net
                                                                assets,      Ratio of      Ratio of
                                  Net asset                     end of       expenses    net income
                                 value, end         Total   period (in     to average    to average
                                  of period    return<F4>     millions)    net assets    net assets

Class A:
Six months ended 1/31/2003<F2>       $16.56         2.02%          $183           .71%<F6>     3.68%<F6>
Year ended 7/31/2002                  16.57          6.08           169           .73          4.05
Year ended 7/31/2001                  16.29          9.40           132           .78          4.47
Year ended 7/31/2000                  15.57          3.24           114           .80          4.77
Year ended 7/31/1999                  15.82          2.21           125           .77          4.46
Year ended 7/31/1998                  16.36          5.03           115           .78          4.73

Class B:
Six months ended 1/31/2003<F2>        16.56          1.64            11          1.46<F6>      2.89<F6>
Year ended 7/31/2002                  16.57          5.28             7          1.48          3.26
Year ended 7/31/2001                  16.29          8.56             3          1.51          3.57
Period from 3/15/2000 to 7/31/2000    15.57          3.40        -<F5>            .59          1.38

Class C:
Six months ended 1/31/2003<F2>        16.56          1.58            12          1.60<F6>      2.80<F6>
Year ended 7/31/2002                  16.57          5.15             8          1.62          3.13
Period from 4/18/2001 to 7/31/2001    16.29          2.69             1           .46           .89

Class F:
Six months ended 1/31/2003<F2>        16.56          1.95             3           .85<F6>      3.54<F6>
Year ended 7/31/2002                  16.57          5.44             1          1.23          3.51
Period from 4/4/2001 to 7/31/2001     16.29          1.95        -<F5>            .31          1.26

Class R-5:
Six months ended 1/31/2003<F2>        16.56          2.11             2           .54<F6>      3.87<F6>
Period from 7/15/2002 to 7/31/2002    16.57           .29             2           .02           .16

                              Six months ended
                                 January 31,        Year ended July 31
                                  2003<F2>    2002   2001   2000   1999   1998
Portfolio turnover rate for
all classes of shares                2%        10%    5%     22%    13%    25%


<F1> Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
<F2>Unaudited.
<F3>Years ended 1999 and 1998 are based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
<F4> Total returns exclude all sales charges, including contingent deferred sales charges.
<F5> Amount less than 1 million.
<F6>Annualized.


Notes to financial statements  unaudited

1. Organization and significant accounting policies

Organization - The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

The Funds offer five share classes, some of which are offered to limited categories of investors. The Funds' share classes are described below:

                            Contingent
                            deferred sales
Share        Initial        charge upon
class        sales charge   redemption                  Conversion feature

Class A      Up to 3.75%    None                        None

Class B      None           Declines from 5% to zero    Class B converts to
                            for redemptions within six  Class A after
                            years of purchase           eight years

Class C      None           1% for redemptions within   Class C converts to
                            one year of purchase        Class F after 10 years

Class F      None           None                        None

Class R-5    None           None                        None


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

     Security valuation - Fixed-income securities are valued at prices obtained from a pricing service. However, where the investment adviser deems it appropriate, they will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity, the date the security is expected to be called or refunded by the issuer or the date at which the investor can redeem the security with the issuer. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the Trust's Board of Trustees.

     Security transactions and related investment income - Security transactions are recorded by each Fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     Class allocations - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily after the determination of the Funds' net investment income and are paid to shareholders monthly.
     Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made.

Distributions - Distributions are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as amortization of discount. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds. As of January 31, 2003, the cost of investment securities for federal income tax purposes was $177,235,000 and $198,983,000, for the Maryland Fund and the Virginia Fund, respectively.

As of January 31, 2003, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Maryland

Undistributed net investment income                                   $       28
Undistributed long-term capital gains                                         79
Gross unrealized appreciation on investment securities                     8,350
Gross unrealized depreciation on investment securities                   (1,845)


Virginia

Undistributed net investment income                                   $       40
Accumulated short-term capital losses                                        (2)
Undistributed long-term capital gains                                         21
Gross unrealized appreciation on investment securities                     9,995
Gross unrealized depreciation on investment securities                   (1,042)


The tax character of distributions paid was as follows (dollars in thousands):

Maryland
               Distributions from ordinary income
                                                    Distributions      Total
                 Net investment   Short-term       from long-term  distributions
Share class<F1>      income      capital gains      capital gains       paid

Six months ended January 31, 2003

Class A              $2,939             -               $208         $3,147
Class B                 204             -                 18            222
Class C                 110             -                 10            120
Class F                  47             -                  4             51
Class R-5                65             -                  4             69
Total                $3,365             -               $244         $3,609
Year ended July 31, 2002

Class A              $5,696             -                 -         $5,696
Class B                 264             -                 -            264
Class C                  90             -                 -             90
Class F                  46             -                 -             46
Class R-5                 7             -                 -              7
Total                $6,103             -                 -         $6,103


<F1> Class R-5 shares were offered beginning July 15, 2002.

Virginia
               Distributions from ordinary income
                                                    Distributions      Total
                 Net investment   Short-term       from long-term  distributions
Share class<F1>      income      capital gains      capital gains       paid
Six months ended January 31, 2003

Class A              $3,304             -               $379         $3,683
Class B                 129             -                 20            149
Class C                 145             -                 23            168
Class F                  31             -                  4             35
Class R-5                39             -                  4             43
Total                $3,648             -               $430         $4,078

Year ended July 31, 2002

Class A              $5,841             -               $219         $6,060
Class B                 140             -                  6            146
Class C                 103             -                  3            106
Class F                  12             -                 -*             12
Class R-5                 3             -                 -               3
Total                $6,099             -               $228         $6,327


* Amount less than one thousand.
<F1> Class R-5 shares were offered beginning July 15, 2002.


3. Fees and transactions with related parties

Business management services - The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds' general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, certain accounting and recordkeeping facilities, arrangements for and supervision of shareholder services, and Federal and state regulatory compliance. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund's average net assets and 0.09% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.35% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2003, the business management fee was equivalent to an annualized rate of 0.168% and 0.163% of average net assets for the Maryland and Virginia Funds, respectively. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $25,000 and $12,000 on its retail sales of all share classes and distribution plans of the Maryland and Virginia Funds, respectively.

Investment advisory services - Capital Research and Management Company (CRMC), the Funds' investment adviser, is the parent company of American Funds Service Company (AFS), the Funds' transfer agent, and American Funds Distributors (AFD), the principal underwriter of the Funds' shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of each Fund's average net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, based on an annual rate of 1.65% of each Fund's gross investment income (excluding any net capital gains from transactions in portfolio securities). For the six months ended January 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.212% and 0.206% of average net assets for the Maryland and Virginia Funds, respectively.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     Distribution services - The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Trustees has approved expense amounts lower than plan limits.

     Share class   Currently approved limits  Plan limits

     Class A                0.25%               0.25%
     Class B                1.00                1.00
     Class C                1.00                1.00
     Class F                0.25                0.50

     All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For Class A, the Board of Trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. The class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2003, unreimbursed expenses which remain subject to reimbursement totaled $51,000 for the Maryland Fund and $103,000 for the Virginia Fund.

     Transfer agent services - The Funds have a transfer agent agreement with AFS for Class A and Class B shares. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     Administrative services - The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for Class C, F and R-5 shares. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts payable for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

     Expenses under the agreements described above for the six months ended January 31, 2003, were as follows (dollars in thousands):

     Maryland
                   Distribution       Transfer agent      Administrative
     Share class     services            services            services

     Class A            $189                 $20             Not applicable
     Class B              65                   2             Not applicable
     Class C              36            Included in              $ 6
     Class F               3           administrative              2
     Class R-5     Not applicable         services                 2
     Total              $293                 $22                 $10

     Virginia
                   Distribution       Transfer agent      Administrative
     Share class     services            services            services

     Class A            $225                 $25             Not applicable
     Class B              45                   1             Not applicable
     Class C              52             Included in            $  9
     Class F               2           administrative              1
     Class R-5     Not applicable         services                 1

     Total              $324                 $26                 $11


Deferred Trustees' compensation - Since the adoption of the deferred compensation plan in 1994, Independent Trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected Funds. Trustees' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated Trustees and Officers - All the officers of the Trust and three of its Trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
                          Reinvestments of
Share                       dividends and
class<F1>     Sales<F2>     distributions  Repurchases<F2>  Net increase
              ----    -------- -------   ------
           Amount  Shares  Amount  Shares  Amount  Shares  Amount  Shares

Six months ended January 31, 2003

Class A    $23,407   1,460  $2,053   129 $(10,145)   (636) $15,315     953
Class B      4,938     309     135     8   (1,960)   (123)   3,113     194
Class C      7,102     444      89     5   (5,021)   (314)   2,170     135
Class F      1,348      84      26     2     (464)    (29)     910      57
Class R-5       -      -        45     3       (1)     -*       44       3

Total net
increase
(decrease)
in Fund    $36,795   2,297  $2,348   147 $(17,591) (1,102) $21,552   1,342

Year ended July 31, 2002

Class A    $42,944   2,729  $3,656     233 $(28,802) (1,830) $17,798   1,132
Class B      6,939     442     164      10     (278)    (18)   6,825     434
Class C      5,436     346      68       4     (432)    (27)   5,072     323
Class F      1,904     121      19       1     (149)     (9)   1,774     113
Class R-5    4,237     266       1      -*   (1,120)    (70)   3,118     196
Total net
increase
(decrease)
in Fund    $61,460   3,904  $3,908     248 $(30,781) (1,954) $34,587   2,198

* Amount less than one thousand.
<F1> Class R-5 shares were offered beginning July 15, 2002.
<F2> Includes exchanges between share classes of the Fund.



Virginia
                            Reinvestments of
Share                         dividends and
class<F1>      Sales<F2>     distributions  Repurchases<F2>  Net increase

           Amount  Shares  Amount  Shares  Amount  Shares  Amount  Shares

Six months ended January 31, 2003

Class A    $28,756   1,724  $2,339     141 $(16,809) (1,013) $14,286     852
Class B      6,165     370     103       6   (1,853)   (111)   4,415     265
Class C      7,845     470     122       7   (4,685)   (281)   3,282     196
Class F      1,542      93      24       1      (12)     (1)   1,554      93
Class R-5       -       -       43       3        -      -       43        3

Total net
increase
(decrease)
in Fund    $44,308   2,657  $2,631     158 $(23,359) (1,406) $23,580   1,409

Year ended July 31, 2002

Class A    $49,229   3,016  $3,640     223 $(18,438) (1,129) $34,431   2,110
Class B      4,457     273     103       6     (613)    (37)   3,947     242
Class C      7,667     471      76       5     (474)    (29)   7,269     447
Class F        927      57       9       -*     (64)     (4)     872      53
Class R-5    1,971     119       1       -*       -       -    1,972     119

Total net
increase
(decrease)
in Fund    $64,251   3,936  $3,829     234 $(19,589) (1,199) $48,491   2,971


* Amount less than one thousand.
<F1> Class R-5 shares were offered beginning July 15, 2002.
<F2> Includes exchanges between share classes of the Fund.


5. Investment transactions and other disclosures
The Maryland and Virginia Funds made purchases of investment securities, excluding short-term securities, of $22,915,000 and $19,935,000, and sales of $7,302,000 and $4,243,000, respectively, during the six months ended January 31, 2003.

The Funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2003, the custodian fees of $2,000 each for the Maryland and Virginia Funds were offset by this reduction, rather than paid in cash.

Other share class results                                              unaudited
Returns for periods ended December 31, 2002 (the most recent calendar quarter):

The Tax-Exempt Fund of Maryland

Class B, Class C and Class F                             1 year    Life of class

Class B shares
Reflecting applicable contingent deferred sales
  charge (CDSC), maximum of 5%, payable only if
  shares are sold within six years of purchase           +2.50%       +5.17%<F1>
Not reflecting CDSC                                      +7.50%       +6.46%<F1>

Class C shares
Reflecting CDSC, maximum of 1%, payable only
  if shares are sold within one year of purchase         +6.38%       +5.80%<F2>
Not reflecting CDSC                                      +7.38%       +5.80%<F2>

Class F shares<F3>
Not reflecting annual asset-based fee charged
  by sponsoring firm                                     +8.12%       +6.23%<F4>

The Tax-Exempt Fund of Virginia

Class B, Class C and Class F                             1 year    Life of class

Class B shares
Reflecting applicable contingent deferred sales
  charge (CDSC), maximum of 5%, payable only if
  shares are sold within six years of purchase           +3.12%       +5.84%<F1>
Not reflecting CDSC                                      +8.12%       +7.12%<F1>

Class C shares
Reflecting CDSC, maximum of 1%, payable only
  if shares are sold within one year of purchase         +6.99%       +6.14%<F5>
Not reflecting CDSC                                      +7.99%       +6.14%<F5>

Class F shares<F3>
Not reflecting annual asset-based fee charged
  by sponsoring firm                                     +8.55%       +5.91%<F6>


<F1> Average annual compound return from March 15, 2000, when Class B shares were first sold.
<F2> Average annual compound return from April 12, 2001, when Class C shares were first sold.
<F3> These shares are sold without any initial or contingent deferred sales charge.
<F4> Average annual compound return from June 15, 2001, when Class F shares were first sold.
<F5> Average annual compound return from April 18, 2001, when Class C shares were first sold.
<F6> Average annual compound return from April 4, 2001, when Class F shares were first sold.

Results of shareholders' meeting
Held November 21, 2002

The Tax-Exempt Funds of Maryland and Virginia

Maryland  Shares outstanding on September 23, 2002          10,971,744
          Shares voting on November 21, 2002                 6,385,953   (58.2%)

Virginia  Shares outstanding on September 23, 2002          12,102,585
          Shares voting on November 21, 2002                 7,352,297   (60.7%)


Proposal 1: Election of Trustees (votes cast by Trust)
                                       Percent                 Percent
                                      of shares     Votes     of shares
Trustee                   Votes for  voting for   withheld    withheld

Cyrus A. Ansary          13,421,494     97.7%      316,756      2.3%
Daniel J. Callahan III   13,419,027     97.7%      319,223      2.3%
James H. Lemon, Jr.      13,453,125     97.9%      285,125      2.1%
Harry J. Lister          13,453,125     97.9%      285,125      2.1%
James C. Miller III      13,446,777     97.9%      291,473      2.1%
T. Eugene Smith          13,422,069     97.7%      316,181      2.3%
Jeffrey L. Steele        13,448,892     97.9%      289,358      2.1%
Leonard P. Steuart, II   13,449,744     97.9%      288,506      2.1%
Margita E. White         13,453,428     97.9%      284,822      2.1%

Proposal 2:
Elimination or revision of certain of each Fund's investment restrictions (votes cast by Fund)
                                                     Percent
                                   Percent          of shares         Percent of
                            Votes of shares   Votes  voting   Absten- shares ab-
Tax-Exempt Fund of MD        for  voting for against against   tions   staining

2A. Pledging assets       4,637,781  72.6%   279,342  4.4%   1,468,830   23.0%
2B. Affiliated ownership  4,665,769  73.1%   288,962  3.7%   1,481,222   23.2%
2C. Unseasoned issuers    4,568,237  71.5%   323,661  5.1%   1,494,055   23.4%
2D. Diversification       4,755,205  74.5%   161,664  2.5%   1,469,084   23.0%
2E. Restricted/illiquid
    securities            4,584,641  71.8%   287,003  4.5%   1,514,309   23.7%
2F. Purchasing securities
    of other investment
    companies             4,642,818  72.7%   241,778  3.8%   1,501,357   23.5%

Tax-Exempt Fund of VA
2A. Pledging assets       5,398,172  73.4%   368,791  5.0%   1,585,334   21.6%
2B. Affiliated ownership  5,342,286  72.7%   367,693  5.0%   1,642,318   22.3%
2C. Unseasoned issuers    5,351,721  72.8%   341,194  4.6%   1,659,382   22.6%
2D. Diversification       5,460,354  74.3%   276,489  3.8%   1,615,454   21.9%
2E. Restricted/illiquid
    securities            5,332,134  72.6%   415,176  5.6%   1,604,987   21.8%
2F. Purchasing securities
    of other investment
    companies             5,396,876  73.4%   392,741  5.3%   1,562,680   21.3%

Proposal 3: Ratification of auditors (votes cast by Trust)

Ratification of
PricewaterhouseCoopers
LLP                      13,287,295  96.7%   185,096  1.3%    265,859    2.0%



Board of Trustees and Officers

Board of Trustees

James H. Lemon, Jr., Chairman of the Board
Harry J. Lister, Vice Chairman of the Board
Jeffrey L. Steele, President
Cyrus A. Ansary
Daniel J. Callahan III
James C. Miller III
Katherine D. Ortega
T. Eugene Smith
Leonard P. Steuart, II

We are sad to report that Margita E. White passed away on November 20, 2002. Mrs. White had been a member of the Funds' Board of Trustees since 2000. Her wise counsel and friendship will be greatly missed.

Chairman Emeritus

Stephen Hartwell

Other officers

Howard L. Kitzmiller, Senior Vice President, Secretary and Treasurer Lois A. Erhard, Vice President
Michael W. Stockton, Assistant Vice President, Assistant Secretary and
  Assistant Treasurer
J. Lanier Frank, Assistant Vice President
Ashley L. Shaw, Assistant Secretary

Offices of the Funds and of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Thompson, O'Donnell, Markham, Norton & Hannon
1212 New York Avenue, NW
Washington, DC 20005-3987

Independent accountants
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-3405

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were higher (0.74% for the Maryland Fund and 0.75% for the Virginia Fund) than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sale charge (CDSC) of up to 5% that declines over time. For the Maryland and Virginia Funds, Class C shares were subject to annual expenses 0.89% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (0.24% for the Maryland Fund and 0.50% for the Virginia
Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

For information about your account or any of the Funds' services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company at 800/421-0180 or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of the Funds that comprise The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Funds. If used as sales material after March 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

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The right choice for the long term(SM)
TEFMD/TEFVA-013-0303

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